Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
9. PROPERTY, PLANT AND EQUIPMENT

	LAND AND BUILDINGS	FIXTURES AND FITTINGS	PLANT AND EQUIPMENT	UNDER CONSTRUCTION	TOTAL
Cost

At January 1, 2020	$3,054	$3,115	$17,287	$10,432	$33,888

Additions	3,686	1,115	25,831	33,749	64,381
Transfers	—	(22)	22	—	—
Disposals	—	(126)	(137)	(406)	(669)
Exchange differences	366	64	1,799	2,090	4,319

At December 31, 2020	7,106	4,146	44,802	45,865	101,919

Accumulated Depreciation
At January 1, 2020	1,067	2,014	5,666	—	8,747

Charge for the period	841	618	4,258	—	5,717
Transfers	—	(1)	1	—	—
Disposals	—	(47)	(135)	—	(182)
Exchange differences	151	52	352	—	555

At December 31, 2020	2,059	2,636	10,142	—	14,837

Carrying Amount
At December 31, 2020	$5,047	$1,510	$34,660	$45,865	$87,082
Cost

At January 1, 2021	$7,106	$4,146	$44,802	$45,865	$101,919

Additions	28,047	4,144	72,186	1,969	106,346
Transfers	—	2,137	(2,137)	—	—
Disposals	(67)	(452)	(91)	—	(610)
Exchange differences	(562)	(322)	(2,084)	(574)	(3,542)

At December 31, 2021	34,524	9,653	112,676	47,260	204,113

Accumulated Depreciation
At January 1, 2021	2,059	2,636	10,142	—	14,837

Charge for the period	2,773	2,204	12,298	—	17,275
Transfers	—	1,686	(1,686)	—	—
Disposals	(21)	(366)	(91)	—	(478)
Exchange differences	(106)	(223)	(589)	—	(918)

At December 31, 2021	4,705	5,937	20,074	—	30,716

Carrying Amount
At December 31, 2021	$29,819	$3,716	$92,602	$47,260	$173,397
Cost

At January 1, 2022	$34,524	$9,653	$112,676	$47,260	$204,113

Additions	1,781	1,277	7,532	6,137	16,727
Transfers	—	—	—	—	—
Disposals	—	(171)	(515)	—	(686)
Exchange differences	(3,340)	(631)	(10,555)	(5,133)	(19,659)

At June 30, 2022	32,965	10,128	109,138	48,264	200,495

Accumulated Depreciation
At January 1, 2022	4,705	5,937	20,074	—	30,716

Charge for the period	2,200	855	9,577	—	12,632
Transfers	—	—	—	—	—
Disposals	—	(112)	(504)	—	(616)
Exchange differences	(546)	(345)	(2,320)	—	(3,211)

At June 30, 2022	6,359	6,335	26,827	—	39,521

Carrying Amount
At June 30, 2022	$26,606	$3,793	$82,311	$48,264	$160,974
For the
six
months ended June 30, 2022, and 2021, depreciation expense of $4,811 and $1,282, respectively has been charged to Research and development expenses and $7,821 and $3,915, has been charged to Selling, marketing and administrative expenses.
Assets under construction are comprised of manufacturing equipment to be placed in service in the following year. Commitments related to property, plant and equipment are referenced in
Note 19.